Revenue	6 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Revenue

The Company began accounting for revenue in accordance with Topic 606, which we adopted beginning January 1, 2018, using the modified retrospective method. Under the new revenue standard for arrangements that are determined to be within the scope of Topic 606, the Company recognizes revenue when a customer obtains control of the promised goods. To achieve this core principle, we apply the following the five-step model:

1.	Identify the contract(s) with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods to be transferred and identifies the payment terms related to these goods, (ii) the contract has commercial substance and, (iii) we determine that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. We do not have significant costs to obtain contracts with customers.

2.	Identify the performance obligation(s) in the contract. Our contracts include multiple performance obligations to be completed. Our performance obligations to deliver medical devices and related components are completed when shipment of these items has been made to the customer. Other performance obligations are completed over a period of time. Limited warranties are provided and extended warranties are offered, under which we typically accept returns and provide either replacement parts or refunds.

3.	Determine the transaction price. Payment by the customer is due under customary fixed payment terms, and we evaluate if collectability is reasonably assured. The methodology for which we estimate and recognize variable consideration is consistent with the requirements of ASC 606. Revenue is recorded at the net sales prices, which includes estimates of variable consideration such as initial warranty, tiered volume pricing, and other adjustments as noted in customer contracts. The estimates of variable consideration are based on historical and projected sales data and current contract sales terms.

4.	Allocate the transaction price to the performance obligations in the contract. Our contracts include multiple performance obligations to be completed. We recognize revenue upon shipment of medical devices and related components to the customer. We recognize revenue for services over the period of time of the service.

5.	Recognize revenue when (or as) the Company satisfies a performance obligation. We satisfy performance obligations at a point in time upon shipment of goods. We satisfy service related performance obligations over a period of time. Each performance obligation is satisfied in accordance with the terms of each contract with the customer.

There were changes to judgments that affect the determination of the amount and timing of revenue from the adoption of the new guidance. As a result of the adoption of ASC 606, the Company has recorded Contract assets and Contract liabilities. Contract assets primarily represent the difference between the revenue that was earned but not billed on refurbishment license fees and timing difference on revenue from distribution license that is recognized on a straight-line basis but paid in accordance with the terms of the customer contract. Contract liabilities are primarily related to warranties, service contracts, distribution license and tiered volume pricing on medical devices and refurbishment license fee. The revenue recognized under ASC 606 was immaterially different from the revenue recognized under ASC 605.

Disaggregation of Revenue

The disaggregation of revenue is based on type of product and geographical region. The following table presents revenue from contracts with customers for the three and six months ended June 30, 2018 and 2017:

	Three months ended June 30, 2018			Three months ended June 30, 2017
	United States	International	Total	United States	International	Total

Devices	$16,893	$73,160	$90,053	$-	$-	$-
Applicators - new and refurbished	2,000	119,138	121,138	-	72,044	72,044
Distribution license	-	170,000	170,000	-	-	-
License fees	6,250	27,507	33,757	6,250	17,300	23,550
Warranty and repair	-	3,418	3,418	-	3,718	3,718
Other	-	25,575	25,575	-	4,661	4,661
Freight billed	-	9,269	9,269	-	7,072	7,072
	$25,143	$428,067	$453,210	$6,250	$104,795	$111,045

	Six months ended June 30, 2018			Six months ended June 30, 2017
	United States	International	Total	United States	International	Total

Devices	$133,340	$106,190	$239,530	$-	$62,210	$62,210
Applicators - new and refurbished	2,000	207,077	209,077	-	144,083	144,083
Distribution license	-	233,334	233,334	-	-	-
License fees	12,500	42,039	54,539	12,500	17,300	29,800
Warranty and repair	-	13,688	13,688	-	6,524	6,524
Other	-	29,027	29,027	-	4,359	4,359
Freight billed	-	18,287	18,287	-	13,638	13,638
	$147,840	$649,642	$797,482	$12,500	$248,114	$260,614